UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Deccan Value Investors L.P.
           -----------------------------------------------------
Address:   One Fawcett Place
           -----------------------------------------------------
           Greenwich, CT 06830
           -----------------------------------------------------


Form 13F File Number: 028-14246


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John Malik
        -----------------------------------------------------
Title:  Chief Operating Officer
        -----------------------------------------------------
Phone:  203-983-7203
        -----------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ John Malik                     Greenwich, Connecticut             11/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $      152,418
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.  028-14247  Vinit Bodas


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108   16,254   306,800 SH       DEFINED    1          306,800      0    0
COCA COLA ENTERPRISES INC NE COM            19122T109   15,485   622,400 SH       DEFINED    1          622,400      0    0
MICROSOFT CORP               COM            594918104   13,899   558,407 SH       DEFINED    1          558,407      0    0
MOLSON COORS BREWING CO      CL B           60871R209   19,712   497,650 SH       DEFINED    1          497,650      0    0
NEWS CORP                    CL A           65248E104   23,263 1,502,800 SH       DEFINED    1        1,502,800      0    0
SHERWIN WILLIAMS CO          COM            824348106   15,198   204,500 SH       DEFINED    1          204,500      0    0
STATE STR CORP               COM            857477103   29,719   924,100 SH       DEFINED    1          924,100      0    0
VISA INC                     COM CL A       92826C839   18,888   220,350 SH       DEFINED    1          220,350      0    0